SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Interest rate on investments held as restricted deposits	1.63%
Impairment of long-lived assets
Severance expense	951	33	$ 434
Fair value of foreign currencies derivatives asset	35
Fair value of foreign currencies derivatives liabilities		(71)
Warranties	35	35
Other payables	$ 35	$ 71